Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 11, 2012
Registrant Name	dei_EntityRegistrantName	MUTUAL OF AMERICA INVESTMENT CORP
Central Index Key	dei_EntityCentralIndexKey	0000795259
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 11, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 11, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012

Mid-Cap Equity Index Fund (Prospectus Summary): | Mid-Cap Equity Index Fund
Mid-Cap Equity Index Fund

Supplement, dated June 11, 2012
to Prospectus, dated May 1, 2012

SUPPLEMENT
MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 18 of the Prospectus, the Average Annual Total Returns for the Mid-Cap Equity Index Fund and the S&P Midcap 400 ® Index are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Mid-Cap Equity Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Mid-Cap Equity Index Fund Class	Mid-Cap Equity Index Fund	(1.99%)	3.02%	6.72%
S&P MidCap 400 ® Index(Index reflects no deduction of any charges against the assets)	S&P MidCap 400 ® Index(Index reflects no deduction of any charges against the assets)	(1.73%)	3.32%	7.04%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
Mid-Cap Equity Index Fund (Prospectus Summary): | Mid-Cap Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Mid-Cap Equity Index Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated June 11, 2012
to Prospectus, dated May 1, 2012

SUPPLEMENT
MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 18 of the Prospectus, the Average Annual Total Returns for the Mid-Cap Equity Index Fund and the S&P Midcap 400 ® Index are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index reflects no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
Mid-Cap Equity Index Fund | Mid-Cap Equity Index Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Mid-Cap Equity Index Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.99%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.72%
Mid-Cap Equity Index Fund | S&P MidCap 400 ® Index(Index reflects no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 ® Index(Index reflects no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.04%

International Fund (Prospectus Summary): | International Fund
International Fund

Supplement, dated June 11, 2012
to Prospectus, dated May 1, 2012

SUPPLEMENT
MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 24 of the Prospectus, the Average Annual Total Returns for the International Fund and the MSCI EAFE Index are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns International Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	For Life of Fund	Average Annual Returns, Inception Date
International Fund Class	International Fund (commenced operations on November 5, 2007)	(12.60%)	(8.54%)	Nov 5, 2007
MSCI EAFE Index (Index reflects no deduction of any charges against the assets)	MSCI EAFE Index (Index reflects no deduction of any charges against the assets)	(12.14%)	(8.63%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
International Fund (Prospectus Summary): | International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Fund
Supplement Text	ck0000795259_SupplementTextBlock

Supplement, dated June 11, 2012
to Prospectus, dated May 1, 2012

SUPPLEMENT
MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 24 of the Prospectus, the Average Annual Total Returns for the International Fund and the MSCI EAFE Index are hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index reflects no deduction of any charges against the assets
Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2011)
International Fund | International Fund Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	International Fund (commenced operations on November 5, 2007)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.60%)
For Life of Fund	rr_AverageAnnualReturnSinceInception	(8.54%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2007
International Fund | MSCI EAFE Index (Index reflects no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (Index reflects no deduction of any charges against the assets)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
For Life of Fund	rr_AverageAnnualReturnSinceInception	(8.63%)